Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers		¥ 281,095	¥ 197,178
Prepaid expenses		28,992	31,559
Interest receivables		21,829	3,399
Deposits (1)		18,972	12,155
Value-added tax ("VAT") recoverable		13,283	26,747
Employee advances (2)		2,317	3,608
Others		21,225	11,503
Prepayment and other current assets	$ 55,691	¥ 387,713	¥ 286,149